UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number:	811-03084

Exact name of registrant as specified in charter:	Prudential Jennison Small Company Fund, Inc.

Address of principal executive offices:	655 Broad Street, 17th Floor
Newark, New Jersey 07102

Name and address of agent for service:	Deborah A. Docs
655 Broad Street, 17th Floor
Newark, New Jersey 07102

Registrant’s telephone number, including area code:	800-225-1852

Date of fiscal year end:	9/30/2017

Date of reporting period:	3/31/2017

Item 1 –	Reports to Stockholders – [INSERT REPORT]

PRUDENTIAL JENNISON SMALL COMPANY FUND, INC.

SEMIANNUAL REPORT

MARCH 31, 2017

To enroll in e-delivery, go to pgiminvestments.com/edelivery

Objective: Capital growth

This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current prospectus.

The views expressed in this report and information about the Fund’s portfolio holdings are for the period covered by this report and are subject to change thereafter.

The accompanying financial statements as of March 31, 2017 were not audited and, accordingly, no auditor’s opinion is expressed on them.

Mutual funds are distributed by Prudential Investment Management Services LLC, member SIPC. Jennison Associates is a registered investment adviser. Both are Prudential Financial companies. ® 2017 Prudential Financial, Inc. and its related entities. Jennison Associates, Jennison, the Prudential logo and the Rock symbol are service marks of Prudential Financial, Inc. and its related entities, registered in many jurisdictions worldwide.

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Letter from the President

Dear Shareholder:

We hope you find the semiannual report for the Prudential Jennison Small Company Fund informative and useful. The report covers performance for the six-month period ended March 31, 2017. We are proud to announce that Prudential Investments became PGIM® Investments, effective April 3, 2017. Why PGIM? This new name was chosen to further align with the global investment management businesses of Prudential Financial, which rebranded from Prudential Investment Management in January 2016. This new name allows for one brand and reflects our ability and commitment to delivering investment solutions to clients around the globe. Please keep in mind that only the Fund adviser’s name was changed: the name of your Fund and the management and operation did not change.

Since market conditions change over time, we believe it is important to maintain a diversified portfolio of funds consistent with your tolerance for risk, time horizon, and financial goals.

Your financial advisor can help you create a diversified investment plan that may include funds covering all the basic asset classes and that reflects your personal investor profile and risk tolerance. However, diversification and asset allocation strategies do not assure a profit or protect against loss in declining markets.

At PGIM Investments, we consider it a great privilege and responsibility to help investors participate in opportunities across global markets while meeting their toughest investment challenges. We’re part of PGIM, the 9th-largest global investment manager with more than $1 trillion in assets under management. This investment expertise allows us to deliver actively managed funds and strategies to meet the needs of investors around the globe.

Thank you for choosing our family of funds.

Sincerely,

Stuart S. Parker, President

Prudential Jennison Small Company Fund, Inc.

May 15, 2017

Prudential Jennison Small Company Fund, Inc.	3

Your Fund’s Performance (unaudited)

Performance data quoted represent past performance. Past performance does not guarantee future results. The investment return and principal value of an investment will fluctuate, so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the past performance data quoted. An investor may obtain performance data as of the most recent month-end by visiting our website at www.pgiminvestments.com or by calling (800) 225-1852.

	Total Returns as of 3/31/17 (without Sales Charges)	Average Annual Total Returns as of 3/31/17 (with Sales Charges)
	Six Months* (%)	One Year (%)	Five Years (%)	Ten Years (%)	Since Inception (%)
Class A	11.99	13.12	10.07	7.03	—
Class B	11.51	13.72	10.40	6.76	—
Class C	11.65	17.86	10.53	6.86	—
Class Q	12.23	20.13	11.85	N/A	11.59 (11/29/10)
Class R	11.93	19.49	11.12	7.39	—
Class Z	12.16	20.09	11.63	7.89	—
Russell 2500 Index	10.11	21.53	12.60	7.71	—
S&P SmallCap 600 Index	12.32	24.59	14.25	8.80	—
Lipper Small-Cap Core Funds Average	11.39	21.99	11.35	6.75	—

*Not annualized

Source: PGIM Investments LLC and Lipper Inc.

Inception returns are provided for any share class with less than 10 calendar years of returns.

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The returns in the tables do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or following the redemption of Fund shares. The average annual total returns take into account applicable sales charges, which are described for each share class in the table below.

	Class A	Class B*	Class C	Class Q	Class R	Class Z
Maximum initial sales charge	5.50% of the public offering price	None	None	None	None	None
Contingent deferred sales charge (CDSC) (as a percentage of the lower of original purchase price or net asset value at redemption)	1% on sales of $1 million or more made within 12 months of purchase	5% (Yr.1) 4% (Yr.2) 3% (Yr.3) 2% (Yr.4) 1% (Yr.5) 1% (Yr.6) 0% (Yr.7)	1% on sales made within 12 months of purchase	None	None	None
Annual distribution and service (12b-1) fees (shown as a percentage of average daily net assets)	.30%	1%	1%	None	.75% (.50% currently)	None

*Class B shares are closed to all purchase activity and no additional Class B shares may be purchased or acquired except by exchange from Class B shares of another Fund or through dividend or capital gains reinvestment.

Benchmark Definitions

Russell 2500 Index—The Russell 2500 Index is an unmanaged index that measures the performance of the 2,500 smallest companies in the Russell 3000 Index, which represents approximately 20% of the total market capitalization of the Russell 3000 Index. The average annual total return for the Index measured from the month-end closest to the inception date through 3/31/17 is 12.81% for Class Q shares.

S&P SmallCap 600 Index—The Standard & Poor’s SmallCap 600 Index (S&P SmallCap 600 Index) is an unmanaged, capital-weighted index of 600 smaller-company US common stocks that cover all industry sectors. The average annual total return for the Index measured from the month-end closest to the inception date through 3/31/17 is 14.60% for Class Q shares.

Lipper Small-Cap Core Funds Average—The Lipper Small-Cap Core Funds Average (Lipper Average) is based on the average return of all funds in the Lipper Small-Cap Core Funds universe for the periods noted. Funds in the Lipper Small-Cap Core Funds universe invest at least 75% of their equity assets in companies with market capitalizations (on a three-year weighted basis) less than 250% of the dollar-weighted median of the smallest 500 of the middle 1,000 securities of the S&P SuperComposite 1500 Index. Small-cap core funds typically have an average price-to-earnings ratio, price-to-book ratio, and three-year sales-per-share growth value compared with the S&P SmallCap 600 Index. The average annual total return for the Average measured from the month-end closest to the inception date through 3/31/17 is 11.42% for Class Q shares.

Prudential Jennison Small Company Fund, Inc.	5

Your Fund’s Performance (continued)

Investors cannot invest directly in an index or average. The returns for the Indexes would be lower if they included the effects of sales charges, operating expenses of a mutual fund, or taxes. Returns for the Lipper Average reflect the deduction of operating expenses, but not sales charges or taxes. The Since Inception returns for the Indexes and Lipper Average are measured from the closest month-end to the inception date for Class Q shares, and not from the Class’s actual inception date.

Five Largest Holdings expressed as a percentage of net assets as of 3/31/17 (%)
Vantiv, Inc., IT Services	2.7
Global Payments, Inc., IT Services	2.6
Vail Resorts, Inc., Hotels, Restaurants & Leisure	2.5
Ulta Beauty, Inc., Specialty Retail	2.1
East West Bancorp, Inc., Banks	1.9

Holdings reflect only long-term investments and are subject to change.

Five Largest Industries expressed as a percentage of net assets as of 3/31/17 (%)
Banks	11.7
Equity Real Estate Investment Trusts (REITs)	7.9
Hotels, Restaurants & Leisure	5.8
Specialty Retail	5.5
IT Services	5.3

Industry weightings reflect only long-term investments and are subject to change.

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Fees and Expenses (unaudited)

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and redemptions, as applicable, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees, and other Fund expenses, as applicable. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 through the six-month period ended March 31, 2017. The example is for illustrative purposes only; you should consult the Prospectus for information on initial and subsequent minimum investment requirements.

Actual Expenses

The first line for each share class in the table on the following page provides information about actual account values and actual expenses. You may use the information on this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value ÷ $1,000 = 8.6), then multiply the result by the number on the first line under the heading “Expenses Paid During the Six-Month Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line for each share class in the table on the following page provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

The Fund’s transfer agent may charge additional fees to holders of certain accounts that are not included in the expenses shown in the table on the following page. These fees apply to individual retirement accounts (IRAs) and Section 403(b) accounts. As of the close of the six-month period covered by the table, IRA fees included an annual maintenance fee of $15 per account (subject to a maximum annual maintenance fee of $25 for all accounts held by the same shareholder). Section 403(b) accounts are charged an annual $25 fiduciary maintenance fee. Some of the fees may vary in amount, or may be waived, based on your total account balance or the number of PGIM Investments funds, including the Fund, that you own. You should consider the additional fees that were charged to your Fund account over the six-month period when you estimate the total ongoing expenses

Prudential Jennison Small Company Fund, Inc.	7

Fees and Expenses (continued)

paid over the period and the impact of these fees on your ending account value, as these additional expenses are not reflected in the information provided in the expense table. Additional fees have the effect of reducing investment returns.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs such as sales charges (loads). Therefore, the second line for each share class in the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Prudential Jennison Small Company Fund, Inc.		Beginning Account Value October 1, 2016	Ending Account Value March 31, 2017	Annualized Expense Ratio Based on the Six-Month Period	Expenses Paid During the Six-Month Period*
Class A	Actual	$1,000.00	$1,119.90	1.14%	$6.03
	Hypothetical	$1,000.00	$1,019.25	1.14%	$5.74
Class B	Actual	$1,000.00	$1,115.10	1.84%	$9.70
	Hypothetical	$1,000.00	$1,015.76	1.84%	$9.25
Class C	Actual	$1,000.00	$1,116.50	1.84%	$9.71
	Hypothetical	$1,000.00	$1,015.76	1.84%	$9.25
Class Q	Actual	$1,000.00	$1,122.30	0.69%	$3.65
	Hypothetical	$1,000.00	$1,021.49	0.69%	$3.48
Class R	Actual	$1,000.00	$1,119.30	1.34%	$7.08
	Hypothetical	$1,000.00	$1,018.25	1.34%	$6.74
Class Z	Actual	$1,000.00	$1,121.60	0.84%	$4.44
	Hypothetical	$1,000.00	$1,020.74	0.84%	$4.23

*Fund expenses (net of fee waivers or subsidies, if any) for each share class are equal to the annualized expense ratio for each share class (provided in the table), multiplied by the average account value over the period, multiplied by the 182 days in the six-month period ended March 31, 2017, and divided by the 365 days in the Fund’s fiscal year ending September 30, 2017 (to reflect the six-month period). Expenses presented in the table include the expenses of any underlying portfolios in which the Fund may invest.

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Portfolio of Investments (unaudited)

as of March 31, 2017

Description	Shares	Value
LONG-TERM INVESTMENTS 98.6%

COMMON STOCKS

Aerospace & Defense 0.4%
Curtiss-Wright Corp.	153,920	$14,046,739

Airlines 0.8%
Spirit Airlines, Inc.*	557,687	29,596,449

Auto Components 0.5%
Dorman Products, Inc.*(a)	199,314	16,369,659

Banks 11.7%
Bank of the Ozarks, Inc.(a)	1,048,970	54,556,930
BankUnited, Inc.	1,174,225	43,810,335
Columbia Banking System, Inc.(a)	752,953	29,357,638
Eagle Bancorp, Inc.*	324,133	19,350,740
East West Bancorp, Inc.	1,333,899	68,842,527
First Republic Bank(a)	392,809	36,849,412
Investors Bancorp, Inc.(a)	762,829	10,969,481
Pinnacle Financial Partners, Inc.	934,566	62,101,911
Seacoast Banking Corp. of Florida*	263,428	6,317,003
Signature Bank*	329,266	48,859,782
Wintrust Financial Corp.	494,510	34,180,531

		415,196,290

Biotechnology 1.9%
Amicus Therapeutics, Inc.*(a)	2,151,665	15,341,371
La Jolla Pharmaceutical Co.*	499,957	14,923,716
Otonomy, Inc.*(a)	1,236,094	15,142,152
Radius Health, Inc.*(a)	534,077	20,642,076

		66,049,315

Building Products 2.0%
Allegion PLC	193,023	14,611,841
JELD-WEN Holding, Inc.*	175,657	5,770,333
Owens Corning	545,086	33,451,928
PGT Innovations, Inc.*	1,534,423	16,495,047

		70,329,149

Capital Markets 0.4%
Moelis & Co. (Class A Stock)(a)	381,771	14,698,184

Chemicals 2.2%
Axalta Coating Systems Ltd.*	413,773	13,323,491

See Notes to Financial Statements.

Prudential Jennison Small Company Fund, Inc.	9

Portfolio of Investments (unaudited) (continued)

as of March 31, 2017

Description	Shares	Value
COMMON STOCKS (Continued)

Chemicals (cont’d.)
Ferro Corp.*	2,065,775	$31,379,122
PolyOne Corp.	977,496	33,322,839

		78,025,452

Commercial Services & Supplies 2.6%
Advanced Disposal Services, Inc.*	861,790	19,476,454
Mobile Mini, Inc.	1,086,263	33,131,021
West Corp.	1,571,154	38,367,581

		90,975,056

Communications Equipment 1.0%
CommScope Holding Co., Inc.*	856,826	35,738,212

Construction & Engineering 0.3%
Great Lakes Dredge & Dock Corp.*	2,531,600	10,126,400

Construction Materials 1.5%
Summit Materials, Inc. (Class A Stock)*	2,209,155	54,588,220

Containers & Packaging 0.5%
Bemis Co., Inc.	354,237	17,308,020

Distributors 0.1%
Core-Mark Holding Co., Inc.	126,558	3,947,344

Diversified Telecommunication Services 1.4%
Cogent Communications Holdings, Inc.	832,631	35,844,764
Frontier Communications Corp.(a)	6,248,605	13,372,015

		49,216,779

Electric Utilities 1.1%
El Paso Electric Co.	597,562	30,176,881
Portland General Electric Co.	232,241	10,316,145

		40,493,026

Electronic Equipment, Instruments & Components 3.9%
Anixter International, Inc.*	304,729	24,165,009
CDW Corp.	992,780	57,293,334
IPG Photonics Corp.*(a)	311,814	37,635,950
Littelfuse, Inc.	112,436	17,979,641

		137,073,934

See Notes to Financial Statements.

10

Description	Shares	Value
COMMON STOCKS (Continued)

Energy Equipment & Services 0.7%
Forum Energy Technologies, Inc.*(a)	1,255,329	$25,985,310

Equity Real Estate Investment Trusts (REITs) 7.9%
Chatham Lodging Trust	1,147,855	22,670,136
Colony NorthStar, Inc. (Class A Stock)(a)	3,570,100	46,089,991
Forest City Realty Trust, Inc. (Class A Stock)	1,888,812	41,138,325
Gaming and Leisure Properties, Inc.	1,131,076	37,800,560
Hersha Hospitality Trust	2,064,355	38,789,231
National Storage Affiliates Trust	1,687,707	40,336,197
Pebblebrook Hotel Trust	660,189	19,284,121
QTS Realty Trust, Inc. (Class A Stock)	215,277	10,494,754
Summit Hotel Properties, Inc.	1,364,801	21,809,520

		278,412,835

Food & Staples Retailing 2.3%
Performance Food Group Co.*	1,699,118	40,439,009
Sprouts Farmers Market, Inc.*(a)	1,708,378	39,497,699

		79,936,708

Food Products 2.0%
Adecoagro SA (Argentina)*	3,487,209	39,963,415
Darling Ingredients, Inc.*	1,537,243	22,320,769
Hain Celestial Group, Inc. (The)*	256,630	9,546,636

		71,830,820

Health Care Equipment & Supplies 1.8%
ABIOMED, Inc.*	99,491	12,456,273
Integra LifeSciences Holdings Corp.*(a)	322,112	13,570,579
Nevro Corp.*(a)	388,174	36,371,904

		62,398,756

Health Care Providers & Services 1.8%
Acadia Healthcare Co., Inc.*(a)	370,213	16,141,287
Air Methods Corp.*(a)	480,893	20,678,399
Envision Healthcare Corp.*(a)	409,604	25,116,917
Surgery Partners, Inc.*(a)	121,194	2,363,283

		64,299,886

Hotels, Restaurants & Leisure 5.8%
ClubCorp Holdings, Inc.	1,353,689	21,726,709
Pinnacle Entertainment, Inc.*	1,341,618	26,188,383
Planet Fitness, Inc. (Class A Stock)(a)	1,398,198	26,943,276

See Notes to Financial Statements.

Prudential Jennison Small Company Fund, Inc.	11

Portfolio of Investments (unaudited) (continued)

as of March 31, 2017

Description	Shares	Value
COMMON STOCKS (Continued)

Hotels, Restaurants & Leisure (cont’d.)
Texas Roadhouse, Inc.	364,263	$16,220,631
Vail Resorts, Inc.	462,888	88,828,207
Wingstop, Inc.(a)	220,772	6,243,432
Zoe’s Kitchen, Inc.*(a)	1,113,822	20,605,707

		206,756,345

Household Durables 0.8%
Toll Brothers, Inc.*(a)	815,038	29,431,022

Independent Power & Renewable Electricity Producers 0.5%
NRG Yield, Inc. (Class A Stock)	506,335	8,805,165
NRG Yield, Inc. (Class C Stock)(a)	553,774	9,801,800

		18,606,965

Insurance 3.3%
Validus Holdings Ltd.	695,867	39,239,940
W.R. Berkley Corp.	604,296	42,681,426
White Mountains Insurance Group Ltd.	39,294	34,574,005

		116,495,371

Internet & Direct Marketing Retail 0.4%
Wayfair, Inc. (Class A Stock)*(a)	366,830	14,852,947

Internet Software & Services 1.9%
Criteo SA (France), ADR*(a)	484,246	24,207,457
MuleSoft, Inc. (Class A Stock)*(a)	214,661	5,222,702
New Relic, Inc.*(a)	197,320	7,314,652
Q2 Holdings, Inc.*(a)	516,089	17,985,702
Shutterstock, Inc.*(a)	267,599	11,065,219

		65,795,732

IT Services 5.3%
Global Payments, Inc.	1,119,718	90,338,848
Vantiv, Inc. (Class A Stock)*	1,492,808	95,718,849

		186,057,697

Life Sciences Tools & Services 1.3%
INC Research Holdings, Inc. (Class A Stock)*	468,069	21,460,964
Patheon NV*	16,433	432,845
VWR Corp.*	812,234	22,904,999

		44,798,808

See Notes to Financial Statements.

12

Description	Shares	Value
COMMON STOCKS (Continued)

Machinery 3.4%
Actuant Corp. (Class A Stock)(a)	668,422	$17,612,920
NN, Inc.(a)	1,487,038	37,473,358
Rexnord Corp.*	2,118,523	48,895,511
Terex Corp.	225,206	7,071,468
Trinity Industries, Inc.	397,170	10,544,863

		121,598,120

Media 1.5%
Cinemark Holdings, Inc.	1,222,845	54,220,947

Metals & Mining 0.3%
Tahoe Resources, Inc.(a)	1,413,919	11,353,770

Mortgage Real Estate Investment Trusts (REITs) 2.3%
Chimera Investment Corp.	603,973	12,188,175
MFA Financial, Inc.	5,219,125	42,170,530
Starwood Property Trust, Inc.	1,227,462	27,716,092

		82,074,797

Oil, Gas & Consumable Fuels 4.9%
Arch Coal, Inc. (Class A Stock)*	202,877	13,986,340
Cheniere Energy Partners LP Holdings LLC	1,373,537	33,541,773
PDC Energy, Inc.*	177,628	11,075,106
SemGroup Corp. (Class A Stock)	921,303	33,166,908
Tallgrass Energy GP LP(a)	1,599,581	46,003,950
WPX Energy, Inc.*	2,775,135	37,159,058

		174,933,135

Pharmaceuticals 2.0%
Aerie Pharmaceuticals, Inc.*(a)	509,817	23,120,201
Aratana Therapeutics, Inc.*(a)	938,977	4,976,578
Dermira, Inc.*	651,263	22,214,581
Intersect ENT, Inc.*	1,219,414	20,912,950

		71,224,310

Professional Services 1.0%
Korn/Ferry International	1,094,291	34,459,224

Road & Rail 0.7%
Genesee & Wyoming, Inc. (Class A Stock)*	340,717	23,121,056

See Notes to Financial Statements.

Prudential Jennison Small Company Fund, Inc.	13

Portfolio of Investments (unaudited) (continued)

as of March 31, 2017

Description	Shares	Value
COMMON STOCKS (Continued)

Semiconductors & Semiconductor Equipment 2.3%
Cavium, Inc.*(a)	301,322	$21,592,734
MACOM Technology Solutions Holdings, Inc.*(a)	1,233,249	59,565,927

		81,158,661

Software 4.0%
CyberArk Software Ltd. (Israel)*(a)	502,421	25,558,156
Fortinet, Inc.*	333,649	12,795,439
Paycom Software, Inc.*(a)	1,180,734	67,904,013
Varonis Systems, Inc.*	1,071,109	34,061,266

		140,318,874

Specialty Retail 5.5%
Burlington Stores, Inc.*(a)	562,835	54,758,217
Five Below, Inc.*(a)	726,472	31,463,502
Foot Locker, Inc.(a)	417,058	31,200,109
Party City Holdco, Inc.*(a)	232,768	3,270,391
Ulta Beauty, Inc.*	254,593	72,617,561

		193,309,780

Textiles, Apparel & Luxury Goods 0.2%
Kate Spade & Co.*	303,315	7,046,007

Trading Companies & Distributors 2.4%
MSC Industrial Direct Co., Inc. (Class A Stock)	206,335	21,202,985
Univar, Inc.*	2,037,431	62,467,634

		83,670,619

TOTAL LONG-TERM INVESTMENTS (cost $2,710,392,733)		3,487,926,730

SHORT-TERM INVESTMENTS 16.8%

AFFILIATED MUTUAL FUNDS
Prudential Investment Portfolios 2 - Prudential Core Ultra Short Bond Fund(b)	28,616,924	28,616,924
Prudential Investment Portfolios 2 - Prudential Institutional Money Market Fund (cost $566,484,101; includes $566,018,093 of cash collateral for securities on loan)(b)(c)	566,460,414	566,573,706

TOTAL SHORT-TERM INVESTMENTS (cost $595,101,025)		595,190,630

TOTAL INVESTMENTS 115.4% (cost $3,305,493,758)		4,083,117,360
Liabilities in excess of other assets (15.4)%		(545,037,729)

NET ASSETS 100.0%		$3,538,079,631

See Notes to Financial Statements.

14

The following abbreviations are used in the semiannual report:

ADR—American Depositary Receipt

REIT—Real Estate Investment Trust

*	Non-income producing security.
(a)	All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $555,045,439; cash collateral of $566,018,093 (included in liabilities) was received with which the Fund purchased highly liquid short-term investments.
(b)	PGIM Investments LLC, the manager of the Fund, also serves as manager of the Prudential Investment Portfolios 2 - Prudential Core Ultra Short Bond Fund and Prudential Institutional Money Market Fund.
(c)	Represents security purchased with cash collateral received for securities on loan and includes dividend reinvestment.

Fair Value Measurements:

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

Level 1—unadjusted quoted prices generally in active markets for identical securities.

Level 2—quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.

Level 3—unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of March 31, 2017 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Common Stocks
Aerospace & Defense	$14,046,739	$—	$—
Airlines	29,596,449	—	—
Auto Components	16,369,659	—	—
Banks	415,196,290	—	—
Biotechnology	66,049,315	—	—
Building Products	70,329,149	—	—
Capital Markets	14,698,184	—	—
Chemicals	78,025,452	—	—
Commercial Services & Supplies	90,975,056	—	—
Communications Equipment	35,738,212	—	—
Construction & Engineering	10,126,400	—	—
Construction Materials	54,588,220	—	—
Containers & Packaging	17,308,020	—	—
Distributors	3,947,344	—	—
Diversified Telecommunication Services	49,216,779	—	—

See Notes to Financial Statements.

Prudential Jennison Small Company Fund, Inc.	15

Portfolio of Investments (unaudited) (continued)

as of March 31, 2017

	Level 1	Level 2	Level 3
Common Stocks (Continued)
Electric Utilities	$40,493,026	$—	$—
Electronic Equipment, Instruments & Components	137,073,934	—	—
Energy Equipment & Services	25,985,310	—	—
Equity Real Estate Investment Trusts (REITs)	278,412,835	—	—
Food & Staples Retailing	79,936,708	—	—
Food Products	71,830,820	—	—
Health Care Equipment & Supplies	62,398,756	—	—
Health Care Providers & Services	64,299,886	—	—
Hotels, Restaurants & Leisure	206,756,345	—	—
Household Durables	29,431,022	—	—
Independent Power & Renewable Electricity Producers	18,606,965	—	—
Insurance	116,495,371	—	—
Internet & Direct Marketing Retail	14,852,947	—	—
Internet Software & Services	65,795,732	—	—
IT Services	186,057,697	—	—
Life Sciences Tools & Services	44,798,808	—	—
Machinery	121,598,120	—	—
Media	54,220,947	—	—
Metals & Mining	11,353,770	—	—
Mortgage Real Estate Investment Trusts (REITs)	82,074,797	—	—
Oil, Gas & Consumable Fuels	174,933,135	—	—
Pharmaceuticals	71,224,310	—	—
Professional Services	34,459,224	—	—
Road & Rail	23,121,056	—	—
Semiconductors & Semiconductor Equipment	81,158,661	—	—
Software	140,318,874	—	—
Specialty Retail	193,309,780	—	—
Textiles, Apparel & Luxury Goods	7,046,007	—	—
Trading Companies & Distributors	83,670,619	—	—
Affiliated Mutual Funds	595,190,630	—	—

Total	$4,083,117,360	$—	$—

During the period, there were no transfers between Level 1, Level 2 and Level 3 to report.

Industry Classification:

The industry classification of investments and liabilities in excess of other assets shown as a percentage of net assets as of March 31, 2017 were as follows:

Affiliated Mutual Funds (including 16.0% of collateral for securities on loan)	16.8%
Banks	11.7
Equity Real Estate Investment Trusts (REITs)	7.9
Hotels, Restaurants & Leisure	5.8
Specialty Retail	5.5
IT Services	5.3
Oil, Gas & Consumable Fuels	4.9

See Notes to Financial Statements.

16

Industry Classification (cont’d.)
Software	4.0%
Electronic Equipment, Instruments & Components	3.9
Machinery	3.4
Insurance	3.3
Commercial Services & Supplies	2.6
Trading Companies & Distributors	2.4
Mortgage Real Estate Investment Trusts (REITs)	2.3
Semiconductors & Semiconductor Equipment	2.3
Food & Staples Retailing	2.3
Chemicals	2.2
Food Products	2.0
Pharmaceuticals	2.0
Building Products	2.0
Biotechnology	1.9
Internet Software & Services	1.9
Health Care Providers & Services	1.8
Health Care Equipment & Supplies	1.8
Construction Materials	1.5
Media	1.5
Diversified Telecommunication Services	1.4
Life Sciences Tools & Services	1.3
Electric Utilities	1.1
Communications Equipment	1.0
Professional Services	1.0
Airlines	0.8
Household Durables	0.8
Energy Equipment & Services	0.7
Road & Rail	0.7
Independent Power & Renewable Electricity Producers	0.5
Containers & Packaging	0.5
Auto Components	0.5
Internet & Direct Marketing Retail	0.4
Capital Markets	0.4
Aerospace & Defense	0.4
Metals & Mining	0.3
Construction & Engineering	0.3
Textiles, Apparel & Luxury Goods	0.2
Distributors	0.1

115.4
Liabilities in excess of other assets	(15.4)

100.0%

Financial Instruments/Transactions—Summary of Offsetting and Netting Arrangements:

The Fund entered into financial transactions during the reporting period that are either offset in accordance with current requirements or are subject to enforceable master netting arrangements or similar agreements that permit offsetting. The information about offsetting and related netting arrangements other financial transactions, where the legal right to set-off exists, is presented in the summary below.

Offsetting of financial instruments/transactions assets and liabilities:

Description	Gross Amounts of Recognized Assets(1)	Collateral Received(2)	Net Amount
Securities on Loan	$555,045,439	$(555,045,439)	$—

(1)	Amount represents market value.
(2)	Collateral amount disclosed by the Fund is limited to the market value of financial instruments/transactions.

See Notes to Financial Statements.

Prudential Jennison Small Company Fund, Inc.	17

Statement of Assets & Liabilities (unaudited)

as of March 31, 2017

Assets
Investments at value, including securities on loan of $555,045,439:
Unaffiliated investments (cost $2,710,392,733)	$3,487,926,730
Affiliated investments (cost $595,101,025)	595,190,630
Cash	30,884
Receivable for investments sold	24,096,679
Receivable for Fund shares sold	9,599,732
Dividends receivable	4,534,717
Tax reclaim receivable	19,153
Prepaid expenses	14,650

Total Assets	4,121,413,175

Liabilities
Payable to broker for collateral for securities on loan	566,018,093
Payable for Fund shares reacquired	13,301,625
Management fee payable	1,989,584
Accrued expenses	783,065
Payable for investments purchased	748,830
Distribution fee payable	368,664
Affiliated transfer agent fee payable	122,437
Deferred directors’ fees	1,246

Total Liabilities	583,333,544

Net Assets	$3,538,079,631

Net assets were comprised of:
Common stock, at par	$1,439,532
Paid-in capital in excess of par	2,708,063,219

2,709,502,751
Undistributed net investment income	5,672,226
Accumulated net realized gain on investment transactions	45,281,052
Net unrealized appreciation on investments	777,623,602

Net assets, March 31, 2017	$3,538,079,631

See Notes to Financial Statements.

18

Class A
Net asset value and redemption price per share ($787,398,581 ÷ 32,726,739 shares of common stock issued and outstanding)	$24.06
Maximum sales charge (5.50% of offering price)	1.40

Maximum offering price to public	$25.46

Class B
Net asset value, offering price and redemption price per share ($8,654,385 ÷ 618,044 shares of common stock issued and outstanding)	$14.00

Class C
Net asset value, offering price and redemption price per share ($96,138,159 ÷ 6,761,315 shares of common stock issued and outstanding)	$14.22

Class Q
Net asset value, offering price and redemption price per share ($891,916,803 ÷ 35,138,174 shares of common stock issued and outstanding)	$25.38

Class R
Net asset value, offering price and redemption price per share ($177,432,261 ÷ 7,545,481 shares of common stock issued and outstanding)	$23.52

Class Z
Net asset value, offering price and redemption price per share ($1,576,539,442 ÷ 61,163,475 shares of common stock issued and outstanding)	$25.78

See Notes to Financial Statements.

Prudential Jennison Small Company Fund, Inc.	19

Statement of Operations (unaudited)

Six Months Ended March 31, 2017

Net Investment Income (Loss)
Income
Unaffiliated dividend income (net of foreign withholding taxes of $25,451)	$25,685,483
Income from securities lending, net (including affiliated income of $374,500)	1,136,409
Affiliated dividend income	505,884

Total income	27,327,776

Expenses
Management fee	11,455,207
Distribution fee—Class A	1,192,430
Distribution fee—Class B	44,889
Distribution fee—Class C	503,583
Distribution fee—Class R	642,658
Transfer agent’s fees and expenses (including affiliated expense of $316,100)	1,915,000
Custodian and accounting fees	175,000
Shareholders’ reports	92,000
Registration fees	76,000
Directors’ fees	35,000
Insurance expenses	22,000
Legal fees and expenses	20,000
Audit fee	12,000
Miscellaneous	19,899

Total expenses	16,205,666
Distribution fee waiver—Class R	(214,226)

Net expenses	15,991,440

Net investment income (loss)	11,336,336

Realized And Unrealized Gain (Loss) On Investments
Net realized gain (loss) on investment transactions (including affiliated of $12,558)	60,407,894
Net change in unrealized appreciation (depreciation) on investments (including affiliated of $89,605)	326,112,818

Net gain (loss) on investment transactions	386,520,712

Net Increase (Decrease) In Net Assets Resulting From Operations	$397,857,048

See Notes to Financial Statements.

20

Statement of Changes in Net Assets (unaudited)

	Six Months Ended March 31, 2017	Year Ended September 30, 2016
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$11,336,336	$20,055,060
Net realized gain (loss) on investment transactions	60,407,894	184,593,045
Net change in unrealized appreciation (depreciation) on investments	326,112,818	108,119,237

Net increase (decrease) in net assets resulting from operations	397,857,048	312,767,342

Dividends and Distributions
Dividends from net investment income
Class A	(4,862,418)	(1,165,088)
Class B	(53,163)	—
Class C	(611,557)	—
Class Q	(7,671,246)	(3,694,094)
Class R	(766,947)	—
Class Z	(12,745,838)	(6,454,482)

	(26,711,169)	(11,313,664)

Distributions from net realized gains and capital gain distributions received
Class A	(36,931,546)	(106,883,970)
Class B	(660,035)	(2,224,731)
Class C	(7,592,622)	(23,858,454)
Class Q	(34,899,598)	(78,082,655)
Class R	(8,112,976)	(20,732,398)
Class Z	(67,220,942)	(185,243,621)

	(155,417,719)	(417,025,829)

Fund share transactions (Net of share conversions)
Net proceeds from shares sold	506,429,387	779,470,707
Net asset value of shares issued in reinvestment of dividends and distributions	169,023,900	395,495,409
Cost of shares reacquired	(661,513,629)	(1,023,499,794)

Net increase (decrease) in net assets from Fund share transactions	13,939,658	151,466,322

Total increase (decrease)	229,667,818	35,894,171

Net Assets:
Beginning of period	3,308,411,813	3,272,517,642

End of period(a)	$3,538,079,631	$3,308,411,813

(a) Includes undistributed net investment income of:	$5,672,226	$21,047,059

See Notes to Financial Statements.

Prudential Jennison Small Company Fund, Inc.	21

Notes to Financial Statements (unaudited)

Prudential Jennison Small Company Fund, Inc. (the “Fund”) is an open-end management investment company, registered under the Investment Company Act of 1940, as amended (“1940 Act”). The Fund was established as a Maryland corporation on July 28, 1980. The investment objective of the Fund is to achieve capital growth.

Note 1. Accounting Policies

The Fund follows investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standard Codification Topic 946 Financial Services—Investment Companies. The following accounting policies conform to U.S. generally accepted accounting principles. The Fund consistently follows such policies in the preparation of its financial statements.

Securities Valuation: The Fund holds securities and other assets that are fair valued at the close of each day (generally 4:00 PM Eastern time) the New York Stock Exchange (“NYSE”) is open for trading. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date. The Board of Directors (the “Board”) has adopted Valuation Procedures for security valuation under which fair valuation responsibilities have been delegated to PGIM Investments LLC (“PGIM Investments” or “the Manager”) (formerly known as Prudential Investments LLC). Under the current Valuation Procedures, the established Valuation Committee is responsible for supervising the valuation of portfolio securities and other assets. The Valuation Procedures permit the Fund to utilize independent pricing vendor services, quotations from market makers, and alternative valuation methods when market quotations are either not readily available or not deemed representative of fair value. A record of the Valuation Committee’s actions is subject to the Board’s review, approval, and ratification at its next regularly scheduled quarterly meeting.

Various inputs determine how the Fund’s investments are valued, all of which are categorized according to the three broad levels (Level 1, 2, or 3) detailed in the table following the Portfolio of Investments.

Common and preferred stocks, exchange-traded funds, and derivative instruments such as futures or options that are traded on a national securities exchange are valued at the last sale price as of the close of trading on the applicable exchange where the security principally trades. Securities traded via NASDAQ are valued at the NASDAQ official closing price. To the extent these securities are valued at the last sale price or NASDAQ official closing price, they are classified as Level 1 in the fair value hierarchy.

22

In the event that no sale or official closing price on valuation date exists, these securities are generally valued at the mean between the last reported bid and ask prices, or at the last bid price in the absence of an ask price. These securities are classified as Level 2 in the fair value hierarchy.

Common and preferred stocks traded on foreign securities exchanges are valued using pricing vendor services that provide model prices derived using adjustment factors based on information such as local closing price, relevant general and sector indices, currency fluctuations, depositary receipts, and futures, as applicable. Securities valued using such model prices are classified as Level 2 in the fair value hierarchy. The models generate an evaluated adjustment factor for each security, which is applied to the local closing price to adjust it for post closing market movements. Utilizing that evaluated adjustment factor, the vendor provides an evaluated price for each security. If the vendor does not provide an evaluated price, securities are valued in accordance with exchange-traded common and preferred stocks discussed above.

Investments in open-end, non-exchange-traded mutual funds are valued at their net asset values as of the close of the NYSE on the date of valuation. These securities are classified as Level 1 in the fair value hierarchy since they may be purchased or sold at their net asset values on the date of valuation.

Securities and other assets that cannot be priced according to the methods described above are valued based on pricing methodologies approved by the Board. In the event that unobservable inputs are used when determining such valuations, the securities will be classified as Level 3 in the fair value hierarchy.

When determining the fair value of securities, some of the factors influencing the valuation include: the nature of any restrictions on disposition of the securities; assessment of the general liquidity of the securities; the issuer’s financial condition and the markets in which it does business; the cost of the investment; the size of the holding and the capitalization of the issuer; the prices of any recent transactions or bids/offers for such securities or any comparable securities; any available analyst media or other reports or information deemed reliable by the investment adviser regarding the issuer or the markets or industry in which it operates. Using fair value to price securities may result in a value that is different from a security’s most recent closing price and from the price used by other mutual funds to calculate their net asset values.

Restricted and Illiquid Securities: Subject to guidelines adopted by the Board, the Fund may invest up to 15% of its net assets in illiquid securities, including those which are restricted as to disposition under securities law (“restricted securities”). Restricted securities are valued pursuant to the valuation procedures noted above. Illiquid securities are those that, because of the absence of a readily available market or due to legal or contractual restrictions on resale, cannot be sold within seven days in the ordinary course of business at approximately the amount at which the Fund has valued the investment. Therefore, the Fund may find it difficult to sell illiquid securities at the time considered most

Prudential Jennison Small Company Fund, Inc.	23

Notes to Financial Statements (unaudited) (continued)

advantageous by its Subadviser and may incur expenses that would not be incurred in the sale of securities that were freely marketable. Certain securities that would otherwise be considered illiquid because of legal restrictions on resale to the general public may be traded among qualified institutional buyers under Rule 144A of the Securities Act of 1933. These Rule 144A securities, as well as commercial paper that is sold in private placements under Section 4(2) of the Securities Act, may be deemed liquid by the Fund’s Subadviser under the guidelines adopted by the Trustees of the Fund. However, the liquidity of the Fund’s investments in Rule 144A securities could be impaired if trading does not develop or declines.

Foreign Currency Translation: The books and records of the Fund are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars on the following basis:

(i) market value of investment securities, other assets and liabilities—at the current rates of exchange.

(ii) purchases and sales of investment securities, income and expenses—at the rates of exchange prevailing on the respective dates of such transactions.

Although the net assets of the Fund are presented at the foreign exchange rates and market values at the close of the period, the Fund does not generally isolate that portion of the results of operations arising as a result of changes in the foreign exchange rates from the fluctuations arising from changes in the market prices of long-term portfolio securities held at the end of the period. Similarly, the Fund does not isolate the effect of changes in foreign exchange rates from the fluctuations arising from changes in the market prices of long-term portfolio securities sold during the period. Accordingly, holding period realized foreign currency gains (losses) are included in the reported net realized gains (losses) on investment transactions. Notwithstanding the above, the Fund does isolate the effect of fluctuations in foreign currency exchange rates when determining the gain (loss) upon the sale or maturity of foreign currency denominated debt obligations; such amounts are included in net realized gains (losses) on foreign currency transactions.

Additionally, net realized gains (losses) on foreign currency transactions represent net foreign exchange gains (losses) from holdings of foreign currencies, forward currency contracts, disposition of foreign currencies, currency gains (losses) realized between the trade and settlement dates on securities transactions, and the difference between the amounts of interest, dividends and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent amounts actually received or paid. Net unrealized currency gains (losses) from valuing foreign currency denominated assets and liabilities (other than investments) at period end exchange rates are reflected as a component of net unrealized appreciation (depreciation) on foreign currency transactions.

24

Master Netting Arrangements: The Fund may be subject to various Master Agreements, or netting arrangements, with select counterparties. These are agreements which a subadviser may have negotiated and entered into on behalf of the Fund. A master netting arrangement between the Fund and the counterparty permits the Fund to offset amounts payable by the Fund to the same counterparty against amounts to be received; and by the receipt of collateral from the counterparty by the Fund to cover the Fund’s exposure to the counterparty. However, there is no assurance that such mitigating factors are easily enforceable. In addition to master netting arrangements, the right to set-off exists when all the conditions are met such that each of the parties owes the other determinable amounts, the reporting party has the right to set-off the amount owed with the amount owed by the other party, the reporting party intends to set-off and the right of set-off is enforceable by law. During the reporting period, there was no intention to settle on a net basis and all amounts are presented on a gross basis on the Statement of Assets and Liabilities.

Securities Lending: The Fund may lend its portfolio securities to banks and broker-dealers. The loans are secured by collateral at least equal to the market value of the securities loaned. Collateral pledged by each borrower is invested in an affiliated money market fund and is marked to market daily, based on the previous day’s market value, such that the value of the collateral exceeds the value of the loaned securities. Loans are subject to termination at the option of the borrower or the Fund. Upon termination of the loan, the borrower will return to the Fund securities identical to the loaned securities. Should the borrower of the securities fail financially, the Fund has the right to repurchase the securities in the open market using the collateral. The Fund recognizes income, net of any rebate and securities lending agent fees, for lending its securities, in the form of fees or interest on the investment of any cash received as collateral. The borrower receives all interest and dividends from the securities loaned and such payments are passed back to the lender in amounts equivalent thereto. The Fund also continues to recognize any unrealized gain (loss) in the market price of the securities loaned and on the change in the value of the collateral invested that may occur during the term of the loan. In addition, realized gain (loss) is recognized on changes in the value of the collateral invested upon liquidation of the collateral. Net earnings from securities lending are disclosed on the Statement of Operations as “Income from securities lending, net”.

REITs: The Fund invests in REITs, which report information on the source of their distributions annually. Based on current and historical information, a portion of distributions received from REITs during the period is estimated to be dividend income, capital gain or return of capital and recorded accordingly. These estimates are adjusted periodically when the actual source of distributions is disclosed by the REITs.

Securities Transactions and Net Investment Income: Securities transactions are recorded on the trade date. Realized gains (losses) from investment and currency transactions are calculated on the specific identification method. Dividend income is recorded on the ex-date. Interest income, including amortization of premium and accretion of discount on debt securities, as required, is recorded on the accrual basis. Expenses are recorded on the

Prudential Jennison Small Company Fund, Inc.	25

Notes to Financial Statements (unaudited) (continued)

accrual basis which may require the use of certain estimates by management that may differ from actual.

Net investment income or loss (other than distribution fees, which are charged directly to the respective class and transfer agency fees specific to Class Q shares which are charged to that share class) and unrealized and realized gains (losses) are allocated daily to each class of shares based upon the relative proportion of net assets of each class at the beginning of the day.

Dividends and Distributions: The Fund expects to pay dividends from net investment income and distributions from net realized capital gains, if any, annually. Dividends and distributions to shareholders, which are determined in accordance with federal income tax regulations and which may differ from generally accepted accounting principles, are recorded on the ex-date. Permanent book/tax differences relating to income and gain (loss) are reclassified amongst undistributed net investment income, accumulated net realized gain (loss) and paid-in capital in excess of par, as appropriate.

Taxes: It is the Fund’s policy to continue to meet the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable net investment income and capital gains, if any, to its shareholders. Therefore, no federal income tax provision is required. Withholding taxes on foreign dividends are recorded, net of reclaimable amounts, at the time the related income is earned.

Estimates: The preparation of the financial statements requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

Note 2. Agreements

The Fund has a management agreement with PGIM Investments. Pursuant to this agreement, PGIM Investments has responsibility for all investment advisory services and supervises the subadvisers’ performance of such services. PGIM Investments has entered into a subadvisory agreement with Jennison Associates LLC (“Jennison”). The subadvisory agreement provides that Jennison will furnish investment advisory services in connection with the management of the Fund. In connection therewith, Jennison is obligated to keep certain books and records of the Fund. PGIM Investments pays for the services of Jennison, the cost of compensation of officers of the Fund, occupancy and certain clerical and bookkeeping costs of the Fund. The Fund bears all other costs and expenses.

The management fee paid to PGIM Investments is accrued daily and payable monthly, at an annual rate of .70% of the Fund’s average daily net assets up to and including $1 billion

26

and .65% of such average daily net assets in excess of $1 billion. The effective management fee rate was .66% of the average daily net assets of the Fund for the six months ended March 31, 2017.

The Fund has a distribution agreement with Prudential Investment Management Services LLC (“PIMS”), which acts as the distributor of the Class A, Class B, Class C, Class Q, Class R and Class Z shares of the Fund. The Fund compensates PIMS for distributing and servicing the Fund’s Class A, Class B, Class C and Class R shares, pursuant to plans of distribution (the “Distribution Plans”), regardless of expenses actually incurred by PIMS. The distribution fees are accrued daily and payable monthly. No distribution or service fees are paid to PIMS as distributor of the Class Q and Class Z shares of the Fund.

Pursuant to the Distribution Plans, the Fund compensates PIMS for distribution-related activities at an annual rate of up to .30%, 1%, 1% and .75% of the average daily net assets of the Class A, B, C and R shares, respectively. PIMS has contractually agreed through January 31, 2018 to limit such fees to .50% of the average daily net assets of Class R shares.

PIMS has advised the Fund that it received $171,304 in front-end sales charges resulting from sales of Class A shares, during the six months ended March 31, 2017. From these fees, PIMS paid such sales charges to affiliated broker/dealers, which in turn paid commissions to salespersons and incurred other distribution costs.

PIMS has advised the Fund that for the six months ended March 31, 2017, it received $1, $3,416 and $2,622 in contingent deferred sales charges imposed upon redemptions by certain Class A, Class B and Class C shareholders, respectively.

PGIM Investments, PIMS and Jennison are indirect, wholly-owned subsidiaries of Prudential Financial, Inc. (“Prudential”).

Note 3. Other Transactions with Affiliates

Prudential Mutual Fund Services LLC (“PMFS”), an affiliate of PGIM Investments and an indirect, wholly-owned subsidiary of Prudential, serves as the Fund’s transfer agent. Transfer agent’s fees and expenses in the Statement of Operations include certain out-of-pocket expenses paid to non-affiliates, where applicable.

The Fund may enter into certain securities purchase or sale transactions under Board approved Rule 17a-7 procedures. Rule 17a-7 is an exemptive rule under the 1940 Act, that permits purchase and sale transactions among affiliated investment companies, or between an investment company and a person that is affiliated solely by reason of having a common (or affiliated) investment adviser, common directors, and/or common officers. Such transactions are subject to ratification by the Board.

Prudential Jennison Small Company Fund, Inc.	27

Notes to Financial Statements (unaudited) (continued)

The Fund may invest its overnight sweep cash in the Prudential Core Ultra Short Bond Fund (the “Core Fund”) and its securities lending cash collateral in the Prudential Institutional Money Market Fund, (the “Money Market Fund”), each a series of Prudential Investments Portfolios 2, registered under the 1940 Act and managed by PGIM Investments. For the period ended March 31, 2017, the PGIM, Inc., an affiliate of PGIM Investments and an indirect, wholly-owned subsidiary of Prudential, was compensated $204,237 by PGIM Investments for managing the Fund’s securities lending cash collateral as subadviser to the Money Market Fund. Earnings from the Core Fund and the Money Market Fund are disclosed on the Statement of Operations as “Affiliated dividend income” and “Income from securities lending, net”, respectively.

Note 4. Portfolio Securities

The aggregate cost of purchases and the proceeds from sales of portfolio securities (excluding short-term investments and U.S. Treasury securities) for the six months ended March 31, 2017, were $640,054,328 and $714,938,532, respectively.

Note 5. Tax Information

The United States federal income tax basis of the Fund’s investments and net unrealized appreciation as of March 31, 2017 were as follows:

Tax Basis	$3,312,181,833

Appreciation	916,100,673
Depreciation	(145,165,146)

Net Unrealized Appreciation	$770,935,527

The book basis may differ from tax basis due to certain tax related adjustments.

Management has analyzed the Fund’s tax positions taken on federal, state and local income tax returns for all open tax years and has concluded that no provision for income tax is required in the Fund’s financial statements for the current reporting period. The Fund’s federal, state and local income and federal excise tax returns for tax years for which the applicable statutes of limitations have not expired are subject to examination by the Internal Revenue Service and state departments of revenue.

Note 6. Capital

The Fund offers Class A, Class B, Class C, Class Q, Class R and Class Z shares. Class A shares are sold with a front-end sales charge of up to 5.50%. All investors who purchase Class A shares in an amount of $1 million or more and sell these shares within 12 months

28

of purchase are subject to a contingent deferred sales charge (“CDSC”) of 1%. The Class A CDSC is waived for purchases by certain retirement or benefit plans. Class B shares are sold with a CDSC which declines from 5% to zero depending on the period of time the shares are held. Class B shares will automatically convert to Class A shares on a quarterly basis, approximately seven years after purchase. Class B shares are closed to new purchases. A special exchange privilege is also available for shareholders who qualified to purchase Class A shares at net asset value. Class C shares are sold with a CDSC of 1% on shares redeemed within the first 12 months of purchase. Class Q, Class R and Class Z shares are not subject to any sales or redemption charge and are offered exclusively for sale to a limited group of investors.

Under certain limited circumstances, an exchange may be made from specified share classes of the Fund to one or more other share classes of the Fund as presented in the table of transactions in shares of common stock.

There are 1.25 billion shares of common stock authorized, $.01 par value per share, divided into seven classes, designated Class A, Class B, Class C, Class Q, Class R, Class T and Class Z shares, each of which consists of 100 million, 10 million, 50 million, 225 million, 225 million, 325 million and 315 million authorized shares, respectively.

As of March 31, 2017, 5 shareholders of record held 40% of the Fund’s outstanding shares on behalf of multiple beneficial owners.

Transactions in shares of common stock were as follows:

Class A	Shares	Amount
Six months ended March 31, 2017:
Shares sold	3,272,109	$75,864,418
Shares issued in reinvestment of dividends and distributions	1,721,807	38,929,957
Shares reacquired	(6,542,093)	(151,914,934)

Net increase (decrease) in shares outstanding before conversion	(1,548,177)	(37,120,559)
Shares issued upon conversion from other share class(es)	132,585	3,114,483
Shares reacquired upon conversion into other share class(es)	(788,530)	(18,489,011)

Net increase (decrease) in shares outstanding	(2,204,122)	$(52,495,087)

Year ended September 30, 2016:
Shares sold	6,405,718	$138,558,040
Shares issued in reinvestment of dividends and distributions	4,830,202	100,468,195
Shares reacquired	(10,863,814)	(235,889,632)

Net increase (decrease) in shares outstanding before conversion	372,106	3,136,603
Shares issued upon conversion from other share class(es)	138,893	3,057,961
Shares reacquired upon conversion into other share class(es)	(521,988)	(11,548,355)

Net increase (decrease) in shares outstanding	(10,989)	$(5,353,791)

Prudential Jennison Small Company Fund, Inc.	29

Notes to Financial Statements (unaudited) (continued)

Class B	Shares	Amount
Six months ended March 31, 2017:
Shares sold	48,331	$660,041
Shares issued in reinvestment of dividends and distributions	51,207	675,424
Shares reacquired	(63,716)	(870,778)

Net increase (decrease) in shares outstanding before conversion	35,822	464,687
Shares reacquired upon conversion into other share class(es)	(86,659)	(1,229,451)

Net increase (decrease) in shares outstanding	(50,837)	$(764,764)

Year ended September 30, 2016:
Shares sold	29,165	$382,077
Shares issued in reinvestment of dividends and distributions	163,759	2,068,270
Shares reacquired	(130,060)	(1,717,813)

Net increase (decrease) in shares outstanding before conversion	62,864	732,534
Shares reacquired upon conversion into other share class(es)	(132,844)	(1,773,934)

Net increase (decrease) in shares outstanding	(69,980)	$(1,041,400)

Class C
Six months ended March 31, 2017:
Shares sold	572,935	$7,947,004
Shares issued in reinvestment of dividends and distributions	527,624	7,064,885
Shares reacquired	(1,153,374)	(15,989,525)

Net increase (decrease) in shares outstanding before conversion	(52,815)	(977,636)
Shares reacquired upon conversion into other share class(es)	(998,055)	(13,792,998)

Net increase (decrease) in shares outstanding	(1,050,870)	$(14,770,634)

Year ended September 30, 2016:
Shares sold	1,172,041	$15,813,296
Shares issued in reinvestment of dividends and distributions	1,587,429	20,319,092
Shares reacquired	(2,497,366)	(33,417,442)

Net increase (decrease) in shares outstanding before conversion	262,104	2,714,946
Shares reacquired upon conversion into other share class(es)	(544,672)	(8,019,480)

Net increase (decrease) in shares outstanding	(282,568)	$(5,304,534)

Class Q
Six months ended March 31, 2017:
Shares sold	6,672,500	$162,219,717
Shares issued in reinvestment of dividends and distributions	1,626,886	38,752,416
Shares reacquired	(4,514,186)	(109,289,278)

Net increase (decrease) in shares outstanding	3,785,200	$91,682,855

Year ended September 30, 2016:
Shares sold	11,424,844	$268,370,827
Shares issued in reinvestment of dividends and distributions	3,362,801	73,510,822
Shares reacquired	(5,517,046)	(126,259,743)

Net increase (decrease) in shares outstanding before conversion	9,270,599	215,621,906
Shares issued upon conversion from other share class(es)	93,278	1,975,633

Net increase (decrease) in shares outstanding	9,363,877	$217,597,539

30

Class R	Shares	Amount
Six months ended March 31, 2017:
Shares sold	655,850	$14,837,780
Shares issued in reinvestment of dividends and distributions	391,026	8,645,570
Shares reacquired	(1,021,601)	(23,077,379)

Net increase (decrease) in shares outstanding before conversion	25,275	405,971
Shares reacquired upon conversion into other share class(es)	(867)	(19,980)

Net increase (decrease) in shares outstanding	24,408	$385,991

Year ended September 30, 2016:
Shares sold	1,778,511	$37,896,560
Shares issued in reinvestment of dividends and distributions	988,923	20,144,361
Shares reacquired	(1,837,547)	(39,088,431)

Net increase (decrease) in shares outstanding before conversion	929,887	18,952,490
Shares issued upon conversion from other share class(es)	2,013	43,699
Shares reacquired upon conversion into other share class(es)	(1,458)	(31,498)

Net increase (decrease) in shares outstanding	930,442	$18,964,691

Class Z
Six months ended March 31, 2017:
Shares sold	9,874,366	$244,900,427
Shares issued in reinvestment of dividends and distributions	3,096,062	74,955,648
Shares reacquired	(14,355,686)	(360,371,735)

Net increase (decrease) in shares outstanding before conversion	(1,385,258)	(40,515,660)
Shares issued upon conversion from other share class(es)	1,240,524	30,924,361
Shares reacquired upon conversion into other share class(es)	(20,463)	(507,404)

Net increase (decrease) in shares outstanding	(165,197)	$(10,098,703)

Year ended September 30, 2016:
Shares sold	13,787,100	$318,449,907
Shares issued in reinvestment of dividends and distributions	8,073,282	178,984,669
Shares reacquired	(24,826,602)	(587,126,733)

Net increase (decrease) in shares outstanding before conversion	(2,966,220)	(89,692,157)
Shares issued upon conversion from other shares class(es)	804,011	19,251,306
Shares reacquired upon conversion into other share class(es)	(133,822)	(2,955,332)

Net increase (decrease) in shares outstanding	(2,296,031)	$(73,396,183)

Note 7. Borrowings

The Fund, along with other affiliated registered investment companies (the “Funds”), is a party to a Syndicated Credit Agreement (“SCA”) with a group of banks. The purpose of the SCA is to provide an alternative source of temporary funding for capital share redemptions. The SCA provides for a commitment of $900 million for the period October 6, 2016 through October 5, 2017. The Funds pay an annualized commitment fee of .15% of the unused portion of the SCA. Prior to October 6, 2016, the Funds had a prior SCA that provided a commitment of $900 million in which the Funds paid an annualized commitment fee of .11% of the unused portion of the prior SCA. For the SCA and the prior SCA, the Fund’s portion of the commitment fee for the unused amount, allocated based upon a method approved by the Board, is accrued daily and paid quarterly. The interest on borrowings

Prudential Jennison Small Company Fund, Inc.	31

Notes to Financial Statements (unaudited) (continued)

under each SCA is paid monthly and at a per annum interest rate based upon a contractual spread plus the higher of (1) the effective federal funds rate, (2) the 1-month LIBOR rate or (3) zero percent.

The Fund did not utilize the SCA during the six months ended March 31, 2017.

Note 8. Recent Accounting Pronouncements and Reporting Updates

On October 13, 2016, the Securities and Exchange Commission (the “SEC”) adopted new rules and forms and amended existing rules and forms which are intended to modernize and enhance the reporting and disclosure of information by registered investment companies and to improve the quality of information that funds provide to investors, including modifications to Regulation S-X which would require standardized, enhanced disclosure about derivatives in investment company financial statements. The new rules also enhance disclosure regarding fund liquidity and redemption practices. Also under the new rules, the SEC will permit open-end funds, with the exception of money market funds, to offer swing pricing, subject to board approval and review. The compliance dates of the modifications to Regulation S-X are August 1, 2017 and other amendments and rules are generally June 1, 2018 and December 1, 2018. Management is currently evaluating the impacts to the financial statement disclosures, if any.

Note 9. Other

At the Fund’s Board meeting in March, 2017, the Board of Directors approved a change in the methodology of allocating certain expenses, like Transfer Agency (including sub-transfer agency and networking) and Blue Sky fees. The impact to the net assets of the Fund and individual share classes is not ascertainable at the present time. Management expects to implement the changes by December 31, 2017.

32

Financial Highlights (unaudited)

Class A Shares
	Six Months Ended March 31,		Year Ended September 30,
	2017		2016	2015	2014	2013	2012
Per Share Operating Performance(a):
Net Asset Value, Beginning Of Period	$22.65		$23.76	$28.09	$27.95	$21.81	$17.39
Income (loss) from investment operations:
Net investment income (loss)	.05		.09	.07	.07	.12	.06
Net realized and unrealized gain (loss) on investment transactions	2.59		1.96	(.19)	2.72	6.12	4.36
Total from investment operations	2.64		2.05	(.12)	2.79	6.24	4.42
Less Dividends and Distributions:
Dividends from net investment income	(.15)		(.03)	(.06)	(.09)	(.10)	-
Distributions from net realized gains	(1.08)		(3.13)	(4.15)	(2.56)	-	-
Total dividends and distributions	(1.23)		(3.16)	(4.21)	(2.65)	(.10)	-
Net asset value, end of period	$24.06		$22.65	$23.76	$28.09	$27.95	$21.81
Total Return(b):	11.99%		9.82%	(1.16)%	10.55%	28.76%	25.42%

Ratios/Supplemental Data:
Net assets, end of period (000)	$787,399		$791,197	$830,116	$971,441	$1,109,515	$989,346
Average net assets (000)	$797,180		$796,776	$944,315	$1,059,916	$1,034,609	$1,014,383
Ratios to average net assets(c):
Expenses after waivers and/or expense reimbursement	1.14%	(d)	1.14%	1.13%	1.14%	1.15%	1.17%
Expenses before waivers and/or expense reimbursement	1.14%	(d)	1.14%	1.13%	1.14%	1.15%	1.17%
Net investment income (loss)	.45%	(d)	.42%	.27%	.25%	.48%	.29%
Portfolio turnover rate	19%	(e)	37%	52%	41%	50%	47%

(a)	Calculated based on average shares outstanding during the period.
(b)	Total return does not consider the effects of sales loads. Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods of less than one full year are not annualized.
(c)	Does not include expenses of the underlying portfolio in which the Fund invests.
(d)	Annualized.
(e)	Not annualized.

See Notes to Financial Statements.

Prudential Jennison Small Company Fund, Inc.	33

Financial Highlights (unaudited) (continued)

Class B Shares
	Six Months Ended March 31,		Year Ended September 30,
	2017		2016	2015	2014	2013	2012
Per Share Operating Performance(a):
Net Asset Value, Beginning Of Period	$13.67		$15.65	$19.95	$20.60	$16.13	$12.98
Income (loss) from investment operations:
Net investment income (loss)	(.02)		(.04)	(.08)	(.09)	(.03)	(.07)
Net realized and unrealized gain (loss) on investment transactions	1.52		1.19	(.07)	2.00	4.52	3.22
Total from investment operations	1.50		1.15	(.15)	1.91	4.49	3.15
Less Dividends and Distributions:
Dividends from net investment income	(.09)		-	-	-	(.02)	-
Distributions from net realized gains	(1.08)		(3.13)	(4.15)	(2.56)	-	-
Total dividends and distributions	(1.17)		(3.13)	(4.15)	(2.56)	(.02)	-
Net asset value, end of period	$14.00		$13.67	$15.65	$19.95	$20.60	$16.13
Total Return(b):	11.51%		8.98%	(1.90)%	9.97%	27.88%	24.27%

Ratios/Supplemental Data:
Net assets, end of period (000)	$8,654		$9,143	$11,566	$14,556	$18,250	$18,965
Average net assets (000)	$9,003		$10,434	$14,015	$17,001	$18,899	$20,997
Ratios to average net assets(c):
Expenses after waivers and/or expense reimbursement	1.84%	(d)	1.84%	1.83%	1.84%	1.85%	1.87%
Expenses before waivers and/or expense reimbursement	1.84%	(d)	1.84%	1.83%	1.84%	1.85%	1.87%
Net investment income (loss)	(.26)%	(d)	(.30)%	(.43)%	(.44)%	(.19)%	(.42)%
Portfolio turnover rate	19%	(e)	37%	52%	41%	50%	47%

(a)	Calculated based on average shares outstanding during the period.
(b)	Total return does not consider the effects of sales loads. Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods of less than one full year are not annualized.
(c)	Does not include expenses of the underlying portfolio in which the Fund invests.
(d)	Annualized.
(e)	Not annualized.

See Notes to Financial Statements.

34

Class C Shares
	Six Months Ended March 31,		Year Ended September 30,
	2017		2016	2015	2014	2013	2012
Per Share Operating Performance(a):
Net Asset Value, Beginning Of Period	$13.85		$15.82	$20.12	$20.79	$16.29	$13.08
Income (loss) from investment operations:
Net investment income (loss)	(.02)		(.04)	(.08)	(.09)	(.04)	(.06)
Net realized and unrealized gain (loss) on investment transactions	1.56		1.20	(.07)	1.98	4.56	3.27
Total from investment operations	1.54		1.16	(.15)	1.89	4.52	3.21
Less Dividends and Distributions:
Dividends from net investment income	(.09)		-	-	-	(.02)	-
Distributions from net realized gains	(1.08)		(3.13)	(4.15)	(2.56)	-	-
Total dividends and distributions	(1.17)		(3.13)	(4.15)	(2.56)	(.02)	-
Net asset value, end of period	$14.22		$13.85	$15.82	$20.12	$20.79	$16.29
Total Return(b):	11.65%		8.94%	(1.88)%	9.77%	27.79%	24.54%

Ratios/Supplemental Data:
Net assets, end of period (000)	$96,138		$108,219	$128,022	$123,856	$119,436	$92,886
Average net assets (000)	$101,000		$114,415	$135,406	$124,252	$105,977	$94,960
Ratios to average net assets(c):
Expenses after waivers and/or expense reimbursement	1.84%	(d)	1.84%	1.83%	1.84%	1.85%	1.87%
Expenses before waivers and/or expense reimbursement	1.84%	(d)	1.84%	1.83%	1.84%	1.85%	1.87%
Net investment income (loss)	(.26)%	(d)	(.30)%	(.43)%	(.45)%	(.24)%	(.41)%
Portfolio turnover rate	19%	(e)	37%	52%	41%	50%	47%

(a)	Calculated based on average shares outstanding during the period.
(b)	Total return does not consider the effects of sales loads. Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods of less than one full year are not annualized.
(c)	Does not include expenses of the underlying portfolio in which the Fund invests.
(d)	Annualized.
(e)	Not annualized.

See Notes to Financial Statements.

Prudential Jennison Small Company Fund, Inc.	35

Financial Highlights (unaudited) (continued)

Class Q Shares
	Six Months Ended March 31,		Year Ended September 30,
	2017		2016	2015	2014	2013	2012
Per Share Operating Performance(a):
Net Asset Value, Beginning Of Period	$23.87		$24.87	$29.22	$28.95	$22.60	$17.97
Income (loss) from investment operations:
Net investment income (loss)	.11		.20	.20	.20	.24	.17
Net realized and unrealized gain (loss) on investment transactions	2.72		2.08	(.21)	2.83	6.31	4.54
Total from investment operations	2.83		2.28	(.01)	3.03	6.55	4.71
Less Dividends and Distributions:
Dividends from net investment income	(.24)		(.15)	(.19)	(.20)	(.20)	(.08)
Distributions from net realized gains	(1.08)		(3.13)	(4.15)	(2.56)	-	-
Total dividends and distributions	(1.32)		(3.28)	(4.34)	(2.76)	(.20)	(.08)
Net asset value, end of period	$25.38		$23.87	$24.87	$29.22	$28.95	$22.60
Total Return(b):	12.23%		10.36%	(.73)%	11.10%	29.27%	26.29%

Ratios/Supplemental Data:
Net assets, end of period (000)	$891,917		$748,480	$546,771	$429,165	$293,225	$240,377
Average net assets (000)	$816,615		$667,511	$531,193	$427,179	$259,446	$189,399
Ratios to average net assets(c):
Expenses after waivers and/or expense reimbursement	.69%	(d)	.69%	.69%	.69%	.70%	.70%
Expenses before waivers and/or expense reimbursement	.69%	(d)	.69%	.69%	.69%	.70%	.70%
Net investment income (loss)	.90%	(d)	.88%	.71%	.70%	.94%	.78%
Portfolio turnover rate	19%	(e)	37%	52%	41%	50%	47%

(a)	Calculated based on average shares outstanding during the period.
(b)	Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods of less than one full year are not annualized.
(c)	Does not include expenses of the underlying portfolio in which the Fund invests.
(d)	Annualized.
(e)	Not annualized.

See Notes to Financial Statements.

36

Class R Shares
	Six Months Ended March 31,		Year Ended September 30,
	2017		2016	2015	2014	2013	2012
Per Share Operating Performance(a):
Net Asset Value, Beginning Of Period	$22.14		$23.31	$27.63	$27.53	$21.50	$17.17
Income (loss) from investment operations:
Net investment income (loss)	.03		.05	.04	.02	.07	.02
Net realized and unrealized gain (loss) on investment transactions	2.54		1.91	(.20)	2.68	6.02	4.31
Total from investment operations	2.57		1.96	(.16)	2.70	6.09	4.33
Less Dividends and Distributions:
Dividends from net investment income	(.11)		-	(.01)	(.04)	(.06)	-
Distributions from net realized gains	(1.08)		(3.13)	(4.15)	(2.56)	-	-
Total dividends and distributions	(1.19)		(3.13)	(4.16)	(2.60)	(.06)	-
Net asset value, end of period	$23.52		$22.14	$23.31	$27.63	$27.53	$21.50
Total Return(b):	11.93%		9.57%	(1.35)%	10.36%	28.42%	25.22%

Ratios/Supplemental Data:
Net assets, end of period (000)	$177,432		$166,550	$153,606	$47,538	$59,157	$50,449
Average net assets (000)	$171,851		$159,631	$86,446	$56,323	$54,213	$48,728
Ratios to average net assets(c):
Expenses after waivers and/or expense reimbursement	1.34%	(d)	1.34%	1.33%	1.34%	1.35%	1.37%
Expenses before waivers and/or expense reimbursement	1.59%	(d)	1.59%	1.58%	1.59%	1.60%	1.62%
Net investment income (loss)	.25%	(d)	.23%	.14%	.06%	.28%	.10%
Portfolio turnover rate	19%	(e)	37%	52%	41%	50%	47%

(a)	Calculated based on average shares outstanding during the period.
(b)	Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods of less than one full year are not annualized.
(c)	Does not include expenses of the underlying portfolio in which the Fund invests.
(d)	Annualized.
(e)	Not annualized.

See Notes to Financial Statements.

Prudential Jennison Small Company Fund, Inc.	37

Financial Highlights (unaudited) (continued)

Class Z Shares
	Six Months Ended March 31,		Year Ended September 30,
	2017		2016	2015	2014	2013	2012
Per Share Operating Performance(a):
Net Asset Value, Beginning Of Period	$24.21		$25.19	$29.56	$29.27	$22.85	$18.22
Income (loss) from investment operations:
Net investment income (loss)	.09		.17	.16	.16	.20	.13
Net realized and unrealized gain (loss) on investment transactions	2.77		2.09	(.23)	2.85	6.38	4.55
Total from investment operations	2.86		2.26	(.07)	3.01	6.58	4.68
Less Dividends and Distributions:
Dividends from net investment income	(.21)		(.11)	(.15)	(.16)	(.16)	(.05)
Distributions from net realized gains	(1.08)		(3.13)	(4.15)	(2.56)	-	-
Total dividends and distributions	(1.29)		(3.24)	(4.30)	(2.72)	(.16)	(.05)
Net asset value, end of period	$25.78		$24.21	$25.19	$29.56	$29.27	$22.85
Total Return(b):	12.16%		10.14%	(.95)%	10.89%	29.04%	25.73%

Ratios/Supplemental Data:
Net assets, end of period (000)	$1,576,539		$1,484,823	$1,602,437	$1,514,147	$1,603,451	$1,359,627
Average net assets (000)	$1,561,791		$1,498,820	$1,715,343	$1,545,618	$1,428,455	$1,332,921
Ratios to average net assets(c):
Expenses after waivers and/or expense reimbursement	.84%	(d)	.84%	.83%	.84%	.85%	.87%
Expenses before waivers and/or expense reimbursement	.84%	(d)	.84%	.83%	.84%	.85%	.87%
Net investment income	.75%	(d)	.72%	.57%	.55%	.77%	.60%
Portfolio turnover rate	19%	(e)	37%	52%	41%	50%	47%

(a)	Calculated based on average shares outstanding during the period.
(b)	Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods of less than one full year are not annualized.
(c)	Does not include expenses of the underlying portfolio in which the Fund invests.
(d)	Annualized.
(e)	Not annualized.

See Notes to Financial Statements.

38

∎ MAIL	∎ TELEPHONE	∎ WEBSITE
655 Broad Street Newark, NJ 07102	(800) 225-1852	www.pgiminvestments.com

PROXY VOTING
The Board of Directors of the Fund has delegated to the Fund’s investment subadviser the responsibility for voting any proxies and maintaining proxy recordkeeping with respect to the Fund. A description of these proxy voting policies and procedures is available without charge, upon request, by calling (800) 225-1852 or by visiting the Securities and Exchange Commission’s website at www.sec.gov. Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available on the Fund’s website and on the Securities and Exchange Commission’s website.

DIRECTORS
Ellen S. Alberding • Kevin J. Bannon • Scott E. Benjamin • Linda W. Bynoe • Keith F. Hartstein • Michael S. Hyland • Stuart S. Parker • Richard A. Redeker • Stephen G. Stoneburn • Grace C. Torres

OFFICERS
Stuart S. Parker, President • Scott E. Benjamin, Vice President • M. Sadiq Peshimam, Treasurer and Principal Financial and Accounting Officer • Raymond A. O’Hara, Chief Legal Officer • Deborah A. Docs, Secretary • Chad A. Earnst, Chief Compliance Officer • Theresa C. Thompson, Deputy Chief Compliance Officer • Charles H. Smith, Anti-Money Laundering Compliance Officer • Jonathan D. Shain, Assistant Secretary • Claudia DiGiacomo, Assistant Secretary • Andrew R. French, Assistant Secretary • Peter Parrella, Assistant Treasurer • Lana Lomuti, Assistant Treasurer • Linda McMullin, Assistant Treasurer • Kelly A. Coyne, Assistant Treasurer

MANAGER	PGIM Investments LLC	655 Broad Street Newark, NJ 07102

INVESTMENT SUBADVISER	Jennison Associates LLC	466 Lexington Avenue New York, NY 10017

DISTRIBUTOR	Prudential Investment Management Services LLC	655 Broad Street Newark, NJ 07102

CUSTODIAN	The Bank of New York Mellon	225 Liberty Street New York, NY 10281

TRANSFER AGENT	Prudential Mutual Fund Services LLC	PO Box 9658 Providence, RI 02940

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM	KPMG LLP	345 Park Avenue New York, NY 10154

FUND COUNSEL	Willkie Farr & Gallagher LLP	787 Seventh Avenue New York, NY 10019

An investor should consider the investment objectives, risks, charges, and expenses of the Fund carefully before investing. The prospectus and summary prospectus contain this and other information about the Fund. An investor may obtain a prospectus and summary prospectus by visiting our website at www.pgiminvestments.com or by calling (800) 225-1852. The prospectus and summary prospectus should be read carefully before investing.

E-DELIVERY
To receive your mutual fund documents online, go to www.pgiminvestments.com/edelivery and enroll. Instead of receiving printed documents by mail, you will receive notification via email when new materials are available. You can cancel your enrollment or change your email address at any time by visiting the website address above.

SHAREHOLDER COMMUNICATIONS WITH DIRECTORS
Shareholders can communicate directly with the Board of Directors by writing to the Chair of the Board, Prudential Jennison Small Company Fund, Inc., PGIM Investments, Attn: Board of Directors, 655 Broad Street, Newark, NJ 07102. Shareholders can communicate directly with an individual Director by writing to the same address. Communications are not screened before being delivered to the addressee.

AVAILABILITY OF PORTFOLIO SCHEDULE
The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Forms N-Q are available on the Commission’s website at www.sec.gov. The Fund’s Forms N-Q may also be reviewed and copied at the Commission’s Public Reference Room in Washington, D.C. Information on the operation and location of the Public Reference Room may be obtained by calling 1-800-SEC-0330. The Fund’s schedule of portfolio holdings is also available on the Fund’s website as of the end of each month no sooner than 15 days after the end of the month.

Mutual Funds:

ARE NOT INSURED BY THE FDIC OR ANY FEDERAL GOVERNMENT AGENCY	MAY LOSE VALUE	ARE NOT A DEPOSIT OF OR GUARANTEED BY ANY BANK OR ANY BANK AFFILIATE

PRUDENTIAL JENNISON SMALL COMPANY FUND, INC.

SHARE CLASS	A	B	C	Q	R	Z
NASDAQ	PGOAX	CHNDX	PSCCX	PJSQX	JSCRX	PSCZX
CUSIP	74441N101	74441N200	74441N309	74441N887	74441N507	74441N408

MF109E2

Item 2 –	Code of Ethics – Not required, as this is not an annual filing.

Item 3 –	Audit Committee Financial Expert – Not required, as this is not an annual filing.

Item 4 –	Principal Accountant Fees and Services – Not required, as this is not an annual filing.

Item 5 –	Audit Committee of Listed Registrants – Not required, as this is not an annual filing.

Item 6 –	Schedule of Investments – The schedule is included as part of the report to shareholders filed under Item 1 of this Form.

Item 7 –	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies – Not applicable.

Item 8 –	Portfolio Managers of Closed-End Management Investment Companies – Not applicable.

Item 9 –	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers – Not applicable.

Item 10 –	Submission of Matters to a Vote of Security Holders – Not applicable.

Item 11 –	Controls and Procedures

(a)	It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b)	There has been no significant change in the registrant’s internal control over financial reporting that occurred during the registrant’s most recent fiscal quarter of the period covered by this report that has materially affected, or is likely to materially affect, the registrant’s internal control over financial reporting.

Item 12 –	Exhibits

(a)	(1) Code of Ethics – Not required, as this is not an annual filing.

(2)	Certifications pursuant to Section 302 of the Sarbanes-Oxley Act – Attached hereto as Exhibit EX-99.CERT.

(3)	Any written solicitation to purchase securities under Rule 23c-1. – Not applicable.

(b)	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act – Attached hereto as Exhibit EX-99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	Prudential Jennison Small Company Fund, Inc.

By:	/s/ Deborah A. Docs
Deborah A. Docs
Secretary

Date:	May 18, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Stuart S. Parker
Stuart S. Parker
President and Principal Executive Officer

Date:	May 18, 2017

By:	/s/ M. Sadiq Peshimam
M. Sadiq Peshimam
Treasurer and Principal Financial and Accounting Officer

Date:	May 18, 2017